Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2021	At 1 July 2020 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2021 £’000
Accelerated capital allowances	£(45)	£—	£(766)	£—	£—	£(811)
Tax losses	899	(86)	2,174	—	—	2,987
Share-based compensation	8,885	—	988	3,270	—	13,143
Intangible assets	(2,920)	221	915	—	(4,926)	(6,710)
Other temporary differences	660	(43)	(301)	—	(261)	55
Total	£7,479	£92	£3,010	£3,270	£(5,187)	£8,664

Deferred tax 2020	At 1 July 2019 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2020 £’000
Accelerated capital allowances	£(130)	£—	£85	£—	£—	£(45)
Tax losses	867	—	32	—	—	899
Share-based compensation	6,854	—	1,016	1,015	—	8,885
Intangible assets	(440)	(167)	344	—	(2,657)	(2,920)
Other temporary differences	366	(24)	(70)	—	388	660
Total	£7,517	£(191)	£1,407	£1,015	£(2,269)	£7,479
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2021 £’000	2020 £’000
Deferred tax assets	18,674	13,340
Deferred tax liabilities	(10,010)	(5,861)
Net deferred tax	8,664	7,479